AIG Senior Floating Rate Fund
AIG Senior Floating Rate Fund

SunAmerica Senior Floating Rate Fund, Inc.

AIG Senior Floating Rate Fund

(the “Fund”)

Supplement dated March 8, 2019, to the Summary Prospectus, Prospectus and Statement of Additional Information

each dated April 30, 2018, as supplemented and amended to date

Effective March 8, 2019, SunAmerica Asset Management, LLC (“SunAmerica”) has agreed to modify the expense caps on total expenses to reduce the net expenses paid by shareholders of the Fund. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of March 8, 2019:

The table in the section of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund” and the table in the subsection of the Fund’s Prospectus entitled “Fund Highlights – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG Senior Floating Rate Fund		Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AIG Senior Floating Rate Fund		Class A	Class C	Class W
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.35%	0.75%
Other Expenses		0.66%	0.66%	0.86%
Administrative Fee	[1]	0.20%	0.20%	0.20%
Acquired Fund Fees		none	none	none
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		1.86%	2.26%	1.71%
Fee Waiver and/or Expense Reimbursement	[2],[3]	0.84%	0.84%	0.89%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2],[3]	1.02%	1.42%	0.82%
[1]	The Administrative Fee is a component of Other Expenses.
[2]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2020, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.63% on the first $2 billion of average daily net assets and 0.58% above $2 billion of average daily net assets. This agreement may be modified or discontinued prior to April 30, 2020, only with the approval of the Board of Directors, including a majority of the directors who are not "interested persons" of SunAmerica Senior Floating Rate Fund, Inc. as defined in the 1940 Act.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.02%, 1.42% and 0.82% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the directors of the Board of Directors who are not "interested persons" of SunAmerica Senior Floating Rate Fund, Inc. as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The subsection of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund – Example” and the subsection of the Fund’s Prospectus entitled “Fund Highlights – Example” are deleted in their entirety and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - AIG Senior Floating Rate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	475	688	917	1,576
Class C	245	449	776	1,702
Class W	84	262	455	1,014

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - AIG Senior Floating Rate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	475	688	917	1,576
Class C	145	449	776	1,702
Class W	84	262	455	1,014

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.